TAXATION - Valuation Allowance (Details) - Valuation allowance - Deferred tax assets - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Roll forward of the valuation allowance
Balance at beginning of period	¥ 2,443	¥ 1,851	¥ 464
Additions	37,902	1,019	1,443
Reversals	(769)	(427)	(56)
Balance at end of period	¥ 39,576	¥ 2,443	¥ 1,851